Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2020
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Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2020
Net interest income (2)	6,105	4,345	900	3,320	(699)	13,971
Non-interest revenue	1,930	1,186	5,808	2,006	285	11,215
Total Revenue	8,035	5,531	6,708	5,326	(414)	25,186
Provision for (recovery of) credit losses on impaired loans	787	418	4	310	3	1,522
Provision for (recovery of) credit losses on performing loans	623	441	18	349	–	1,431
Total provision for (recovery of) credit losses	1,410	859	22	659	3	2,953
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,708	–	–	1,708
Depreciation and amortization	505	554	324	235	–	1,618
Non-interest expense	3,385	2,521	3,195	3,001	457	12,559
Income (loss) before taxes	2,735	1,597	1,459	1,431	(874)	6,348
Provision for (recovery of) income taxes	707	320	363	344	(483)	1,251
Reported net income (loss)	2,028	1,277	1,096	1,087	(391)	5,097
Average Assets	251,471	137,644	45,573	369,518	138,244	942,450

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2019
Net interest income (2)	5,885	4,216	935	2,390	(538)	12,888
Non-interest revenue	2,099	1,162	6,727	2,369	238	12,595
Total Revenue	7,984	5,378	7,662	4,759	(300)	25,483
Provision for (recovery of) credit losses on impaired loans	544	160	2	52	(7)	751
Provision for (recovery of) credit losses on performing loans	63	37	(2)	28	(5)	121
Total provision for (recovery of) credit losses	607	197	–	80	(12)	872
Insurance claims, commissions and changes in policy benefit liabilities	–	–	2,709	–	–	2,709
Depreciation and amortization	340	449	264	152	–	1,205
Non-interest expense	3,496	2,687	3,259	3,127	856	13,425
Income (loss) before taxes	3,541	2,045	1,430	1,400	(1,144)	7,272
Provision for (recovery of) income taxes	917	434	371	309	(517)	1,514
Reported net income (loss)	2,624	1,611	1,059	1,091	(627)	5,758
Average Assets	237,741	126,539	40,951	342,626	85,395	833,252

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,546	3,844	826	1,780	(558)	11,438
Non-interest revenue	2,040	1,096	5,475	2,608	248	11,467
Total Revenue	7,586	4,940	6,301	4,388	(310)	22,905
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Depreciation and amortization	320	448	233	126	–	1,127
Non-interest expense	3,361	2,516	3,284	2,753	436	12,350
Income (loss) before taxes	3,436	1,756	1,426	1,527	(731)	7,414
Provision for (recovery of) income taxes	882	359	354	368	(2)	1,961
Reported net income (loss)	2,554	1,397	1,072	1,159	(729)	5,453
Average Assets	224,310	110,303	35,913	307,357	76,412	754,295

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2020
Total Revenue	14,515	8,659	2,012	25,186
Income before taxes	3,815	1,891	642	6,348
Reported net income	3,021	1,554	522	5,097
Average Assets	522,155	361,651	58,644	942,450

(Canadian $ in millions)	Canada	United States	Other countries	Total
2019
Total Revenue	14,998	8,282	2,203	25,483
Income before taxes	4,218	2,367	687	7,272
Reported net income	3,313	1,903	542	5,758
Average Assets	462,427	316,983	53,842	833,252

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,506	7,273	2,126	22,905
Income before taxes	4,746	1,871	797	7,414
Reported net income	3,728	1,100	625	5,453
Average Assets	433,843	277,764	42,688	754,295
Certain comparative figures have been reclassified to conform with the current year’s presentation.